VARIABLE INTEREST ENTITIES (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Variable Interest Entity [Line Items]
Restricted cash	$ 764	$ 844
Financing receivables, net	18,729	18,457
Total Assets	49,222	48,719
Debt	24,512	26,053
Total Liabilities	43,148	43,690
Variable interest entities
Variable Interest Entity [Line Items]
Restricted cash	602	703
Financing receivables, net	8,554	8,974
Total Assets	9,156	9,677
Debt	8,467	8,835
Total Liabilities	$ 8,467	$ 8,835